Debt - Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Oct. 13, 2024	Apr. 28, 2024
Level 3 | Finance obligations
Debt Instrument [Line Items]
Fair value of debt	$ 87,349	$ 71,061